Segment Reporting (Details) - Schedule of Total Assets	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Total Assets [Abstract]
Security-related engineering services	$ 88,179,851		$ 70,889,268
Security guarding and screening services	20,227,255		18,895,828
Unallocated assets	6,033,013		3,750,993
Total assets	$ 114,440,119	$ 14,616,902	$ 93,536,089